Financial Instruments - Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Other investments	$ 3,178	$ 1,282
Cash and cash equivalents	4,991	2,173
Bank loans	(2,000)
Fixed-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Other investments	3,178	1,282
Cash and cash equivalents	4,991	2,173
CRPS (liability component)	0	(10,767)
Bank loans	(100)	(162)
Variable-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Bank loans	(38)	(50)
Term loan	$ (1,914)	$ 0